CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Common shares (Note 15)	Issued capital Preferred shares (Note 15)	Issued capital Common shares (Note 15)	Contributed surplus	Retained earnings	Retained earnings Preferred shares (Note 15)	Retained earnings Common shares (Note 15)	Accumulated other comprehensive income (loss), net of taxes (Note 27)	Total shareholders' equity	Non-controlling interests’ equity	Participating policyholders
Changes in equity [abstract]
Adjustment for change in accounting policy (Note 2)						$ (44,000,000)
Balance, beginning of year, after change in accounting policy						10,261,000,000
Equity, beginning of year at Dec. 31, 2017			$ 2,257,000,000	$ 8,582,000,000	$ 72,000,000	10,305,000,000			$ 1,105,000,000		$ 0	$ 650,000,000
Changes in equity [abstract]
Stock options exercised		$ 16,000,000		16,000,000	(3,000,000)
Common shares purchased for cancellation		(183,000,000)		(183,000,000)		(458,000,000)
Common shares issued as consideration for business acquisition	$ (4,000,000)			(4,000,000)
Share-based payments					4,000,000
Net income (loss)	2,914,000,000					2,616,000,000					0	298,000,000
Dividends on shares							$ (94,000,000)	$ (1,147,000,000)
Transfer to (from) within equity												(89,000,000)
Transfer from participating policyholders’ equity (Note 21)						(89,000,000)
Changes attributable to acquisition (Note 3)						0					0
Equity, end of year at Dec. 31, 2018	24,570,000,000	21,449,000,000	2,257,000,000	8,419,000,000	73,000,000	11,267,000,000			1,690,000,000	$ 23,706,000,000	0	864,000,000
Changes in equity [abstract]
Total other comprehensive income (loss) for the year	590,000,000								585,000,000	585,000,000		5,000,000
Adjustment for change in accounting policy (Note 2)						(22,000,000)
Balance, beginning of year, after change in accounting policy						11,245,000,000
Stock options exercised		28,000,000		28,000,000	(5,000,000)
Common shares purchased for cancellation		(158,000,000)		(158,000,000)		(434,000,000)
Common shares issued as consideration for business acquisition	0			0
Share-based payments					5,000,000
Net income (loss)	2,947,000,000					2,713,000,000					4,000,000	230,000,000
Dividends on shares							$ (95,000,000)	$ (1,236,000,000)
Transfer to (from) within equity												0
Transfer from participating policyholders’ equity (Note 21)						0
Changes attributable to acquisition (Note 3)						(875,000,000)					15,000,000
Equity, end of year at Dec. 31, 2019	24,508,000,000	$ 21,141,000,000	$ 2,257,000,000	$ 8,289,000,000	$ 73,000,000	$ 11,318,000,000			1,461,000,000	23,398,000,000	$ 19,000,000	1,091,000,000
Changes in equity [abstract]
Total other comprehensive income (loss) for the year	$ (232,000,000)								$ (229,000,000)	$ (229,000,000)		$ (3,000,000)